ING EQUITY TRUST
ING Value Choice Fund
ING MUTUAL FUNDS
ING Global Value Choice Fund
(each a “Fund” and collectively “Funds” )
Supplement dated May 7, 2012
to the Funds’ current Prospectuses (each a “Prospectus” and collectively “Prospectuses” )
Effective May 7, 2012, the Funds, which are currently closed to most new investments, will re-open to all investors who meet the eligibility and minimum initial investment requirements described in the Funds’ Prospectuses. The Funds’ Prospectuses are hereby revised as follows:
ING Global Value Choice Fund
1.	The section entitled “Principal Investment Strategies” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries, one of which may be the United States. The Fund generally invests at least 80% of its assets (plus borrowings for investment purposes) in common and preferred stocks; depositary receipts; derivatives (in the form of rights, warrants, and equity-linked notes) to seek to enhance returns; and convertible securities. The Fund may invest up to 10% of its assets in Rule 144A securities and up to 25% of its assets in companies located in countries with emerging securities markets. The sub-adviser (“Sub-Adviser”) may invest in companies with any market capitalization.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics, downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The Fund emphasizes a bottom-up, stock-driven process. The cornerstone of the Sub-Adviser’s strategies is its single global research platform, with the investment process being driven by this platform of global sector analysts. The Sub-Adviser believes this consistent investment approach drives better idea generation, improves fundamental analysis, and provides for tighter risk control. The Sub-Adviser seeks a thorough, in-depth understanding of the factors that drive business success. The Sub-Adviser’s analysts focus on understanding individual companies as businesses rather than simply as stocks. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception, and short-term focus.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000895430
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 7, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 7, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	ingmf_SupplementTextBlock
ING EQUITY TRUST
ING Value Choice Fund
ING MUTUAL FUNDS
ING Global Value Choice Fund
(each a “Fund” and collectively “Funds” )
Supplement dated May 7, 2012
to the Funds’ current Prospectuses (each a “Prospectus” and collectively “Prospectuses” )
Effective May 7, 2012, the Funds, which are currently closed to most new investments, will re-open to all investors who meet the eligibility and minimum initial investment requirements described in the Funds’ Prospectuses. The Funds’ Prospectuses are hereby revised as follows:
ING Global Value Choice Fund
1.	The section entitled “Principal Investment Strategies” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries, one of which may be the United States. The Fund generally invests at least 80% of its assets (plus borrowings for investment purposes) in common and preferred stocks; depositary receipts; derivatives (in the form of rights, warrants, and equity-linked notes) to seek to enhance returns; and convertible securities. The Fund may invest up to 10% of its assets in Rule 144A securities and up to 25% of its assets in companies located in countries with emerging securities markets. The sub-adviser (“Sub-Adviser”) may invest in companies with any market capitalization.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics, downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The Fund emphasizes a bottom-up, stock-driven process. The cornerstone of the Sub-Adviser’s strategies is its single global research platform, with the investment process being driven by this platform of global sector analysts. The Sub-Adviser believes this consistent investment approach drives better idea generation, improves fundamental analysis, and provides for tighter risk control. The Sub-Adviser seeks a thorough, in-depth understanding of the factors that drive business success. The Sub-Adviser’s analysts focus on understanding individual companies as businesses rather than simply as stocks. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception, and short-term focus.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Global Value Choice Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingmf_SupplementTextBlock
ING EQUITY TRUST
ING Value Choice Fund
ING MUTUAL FUNDS
ING Global Value Choice Fund
(each a “Fund” and collectively “Funds” )
Supplement dated May 7, 2012
to the Funds’ current Prospectuses (each a “Prospectus” and collectively “Prospectuses” )
Effective May 7, 2012, the Funds, which are currently closed to most new investments, will re-open to all investors who meet the eligibility and minimum initial investment requirements described in the Funds’ Prospectuses. The Funds’ Prospectuses are hereby revised as follows:
ING Global Value Choice Fund
1.	The section entitled “Principal Investment Strategies” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries, one of which may be the United States. The Fund generally invests at least 80% of its assets (plus borrowings for investment purposes) in common and preferred stocks; depositary receipts; derivatives (in the form of rights, warrants, and equity-linked notes) to seek to enhance returns; and convertible securities. The Fund may invest up to 10% of its assets in Rule 144A securities and up to 25% of its assets in companies located in countries with emerging securities markets. The sub-adviser (“Sub-Adviser”) may invest in companies with any market capitalization.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics, downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The Fund emphasizes a bottom-up, stock-driven process. The cornerstone of the Sub-Adviser’s strategies is its single global research platform, with the investment process being driven by this platform of global sector analysts. The Sub-Adviser believes this consistent investment approach drives better idea generation, improves fundamental analysis, and provides for tighter risk control. The Sub-Adviser seeks a thorough, in-depth understanding of the factors that drive business success. The Sub-Adviser’s analysts focus on understanding individual companies as businesses rather than simply as stocks. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception, and short-term focus.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries, one of which may be the United States. The Fund generally invests at least 80% of its assets (plus borrowings for investment purposes) in common and preferred stocks; depositary receipts; derivatives (in the form of rights, warrants, and equity-linked notes) to seek to enhance returns; and convertible securities. The Fund may invest up to 10% of its assets in Rule 144A securities and up to 25% of its assets in companies located in countries with emerging securities markets. The sub-adviser (“Sub-Adviser”) may invest in companies with any market capitalization.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics, downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The Fund emphasizes a bottom-up, stock-driven process. The cornerstone of the Sub-Adviser’s strategies is its single global research platform, with the investment process being driven by this platform of global sector analysts. The Sub-Adviser believes this consistent investment approach drives better idea generation, improves fundamental analysis, and provides for tighter risk control. The Sub-Adviser seeks a thorough, in-depth understanding of the factors that drive business success. The Sub-Adviser’s analysts focus on understanding individual companies as businesses rather than simply as stocks. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception, and short-term focus.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.